Notes Payable (Details) - Schedule of Convertible Notes - Convertible Notes [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes [Line Items]
Convertible notes payable	$ 44,939	$ 57,252	$ 57,252
Less: Discount			19,833
Convertible notes payable, net	$ 39,981	35,023	$ 37,419
Previously Reported [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes payable		44,939
Less: Discount		9,916
Convertible notes payable, net		$ 35,023